Stock Option and bonus plans (Details)	12 Months Ended
Mar. 31, 2017 $ / shares shares
Number of Options
Options Outstanding, beginning balance | shares	30,000
Shares Expired | shares	(30,000)
Shares Granted | shares	850,000
Options Outstanding, ending balance | shares	850,000
Weighted Average Exercise Price
Options Outstanding, beginning balance | $ / shares	$ 450
Weighted Average Exercise Price, Expired | $ / shares	4.5
Weighted Average Exercise Price, Granted | $ / shares	1.50
Options Outstanding, ending balance | $ / shares	$ 1.5